Investment Property (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property [text block]
Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2019
Historic cost	6,725,253	2,737,318	9,462,571
Depreciation	-	(746,615)	(746,615)
Book Value	6,725,253	1,990,703	8,715,956

As of December 31, 2019
Additions	-	132,462	132,462
Divestitures	(695,289)	-	(695,289)
Depreciation	-	(64,088)	(64,088)
Conversion effect (depreciation)	(1,042,090)	(391,483)	(1,433,573)
Conversion effect	-	23,854	23,854
Other increases (decreases) (1)	1,191,644	442,308	1,633,952
Changes	(545,735)	143,053	(402,682)
Book Value	6,179,518	2,133,756	8,313,274

As of December 31, 2019
Historic cost	6,179,518	2,920,605	9,100,123
Depreciation	-	(786,849)	(786,849)
Book Value	6,179,518	2,133,756	8,313,274

As of December 31, 2020
Additions (2)	76,136	100,952	177,088
Divestitures	(277,008)	(44,269)	(321,277)
Depreciation	-	(68,177)	(68,177)
Conversion effect (depreciation)	(1,142,449)	(410,633)	(1,553,082)
Conversion effect	-	29,665	29,665
Other increases (decreases) (1)	857,249	271,202	1,128,451
Changes	(486,072)	(121,260)	(607,332)
Book Value	5,693,446	2,012,496	7,705,942

As of December 31, 2020
Historic cost	5,693,446	2,837,857	8,531,303
Depreciation	-	(825,361)	(825,361)
Book Value	5,693,446	2,012,496	7,705,942
(1) Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.
(2) See
Note 16 - Investments accounted for using equity method number 2).